Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$653,580.6	$1,058,808.1
Repurchase agreements	1,750.4	5,275.3
Government bonds	3,716.1	906.8
Commercial paper	1,123.5	—

	$660,170.6	$1,064,990.2